Stock-based compensation (Options Range of exercise prices) (Details 7) CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
Dec. 31, 2015 CAD CAD / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Entity's closing stock price at end of period	CAD 77.35
Options Outstanding [Abstract]
Number of options outstanding | shares	5.9
Weighted-average years to expiration of options outstanding	6 years 1 month
Weighted average exercise price of options outstanding	CAD 53.43
Aggregate intrinsic value of options outstanding | CAD	CAD 151
Options Exercisable [Abstract]
Number of exercisable options | shares	3.6
Weighted average exercise price of exercisable options	CAD 41.74
Aggregate intrinsic value of exercisable options | CAD	CAD 127
Weighted-average years to expiration of exercisable options (years)	4 years 10 months
Range of Exercise Prices 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 20.95
Maximum price of options outstanding, end of the period	CAD 31.09
Options Outstanding [Abstract]
Number of options outstanding | shares	0.9
Weighted-average years to expiration of options outstanding	2 years 10 months
Weighted average exercise price of options outstanding	CAD 24.54
Aggregate intrinsic value of options outstanding | CAD	CAD 48
Options Exercisable [Abstract]
Number of exercisable options | shares	0.9
Weighted average exercise price of exercisable options	CAD 24.54
Aggregate intrinsic value of exercisable options | CAD	CAD 48
Range of Exercise Prices 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 31.1
Maximum price of options outstanding, end of the period	CAD 47.85
Options Outstanding [Abstract]
Number of options outstanding | shares	1.4
Weighted-average years to expiration of options outstanding	5 years
Weighted average exercise price of options outstanding	CAD 38.13
Aggregate intrinsic value of options outstanding | CAD	CAD 56
Options Exercisable [Abstract]
Number of exercisable options | shares	1.2
Weighted average exercise price of exercisable options	CAD 36.75
Aggregate intrinsic value of exercisable options | CAD	CAD 47
Range of Exercise Prices 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 47.86
Maximum price of options outstanding, end of the period	CAD 58.71
Options Outstanding [Abstract]
Number of options outstanding | shares	1.5
Weighted-average years to expiration of options outstanding	6 years 2 months
Weighted average exercise price of options outstanding	CAD 52.48
Aggregate intrinsic value of options outstanding | CAD	CAD 37
Options Exercisable [Abstract]
Number of exercisable options | shares	1.1
Weighted average exercise price of exercisable options	CAD 50.81
Aggregate intrinsic value of exercisable options | CAD	CAD 28
Range of Exercise Prices 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 58.72
Maximum price of options outstanding, end of the period	CAD 80.87
Options Outstanding [Abstract]
Number of options outstanding | shares	1.2
Weighted-average years to expiration of options outstanding	7 years 7 months
Weighted average exercise price of options outstanding	CAD 69.46
Aggregate intrinsic value of options outstanding | CAD	CAD 10
Options Exercisable [Abstract]
Number of exercisable options | shares	0.4
Weighted average exercise price of exercisable options	CAD 68.09
Aggregate intrinsic value of exercisable options | CAD	CAD 4
Range of Exercise Prices 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum price of options outstanding, end of the period	CAD 80.88
Maximum price of options outstanding, end of the period	CAD 95.62
Options Outstanding [Abstract]
Number of options outstanding | shares	0.9
Weighted-average years to expiration of options outstanding	9 years 1 month
Weighted average exercise price of options outstanding	CAD 89.63
Aggregate intrinsic value of options outstanding | CAD	CAD 0
Options Exercisable [Abstract]
Number of exercisable options | shares	0.0
Weighted average exercise price of exercisable options	CAD 95.62
Aggregate intrinsic value of exercisable options | CAD	CAD 0